UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Bristlecone Value Partners, LLC
Address:          12301 Wilshire Boulevard,
                  Suite 320
                  Los Angeles, CA  90025
13F File Number:  28-11148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Jean-Luc Nouzille
Title:     Managing Partner
Phone:     310-806-4141

Signature,          Place,              and Date of Signing:
JEAN-LUC NOUZILLE   Los Angeles, CA     May 12, 2010

Report Type (Check only one.):
              [X] 13F HOLDINGS REPORT.
              [ ] 13F NOTICE.
              [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   36
Form 13F Information Table Value Total:   $40,650

List of Other Included Managers:

None


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
FORM 13F INFORMATION TABLE
								 VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------ 	--------------- ---------	-------	-------	---	----	-------	-----------	-------	-------	--------
AMERICAN EXPRESS CO		COM		025816109	1875	45450	SH		SOLE			42180	0	3270
BANK OF AMERICA CORPORATION	COM		060505104	791	44326	SH		SOLE			41064	0	3262
CEMEX SAB DE CV			SPON ADR NEW	151290889	1031	100973	SH		SOLE			93509	0	7464
CISCO SYS INC			COM		17275R102	907	34845	SH		SOLE			32145	0	2700
CINTAS CORP			COM		172908105	1514	53870	SH		SOLE			49950	0	3920
DELL INC			COM		24702R101	1534	102135	SH		SOLE			94865	0	7270
EOG RES INC			COM		26875P101	889	9569	SH		SOLE			8814	0	755
EMERSON ELEC CO			COM		291011104	839	16662	SH		SOLE			15377	0	1285
EXPEDIA INC DEL			COM		30212P105	1000	40092	SH		SOLE			36974	0	3118
EXXON MOBIL CORP		COM		30231G102	1139	17000	SH		SOLE			15700	0	1300
GENERAL DYNAMICS CORP		COM		369550108	1365	17682	SH		SOLE			16333	0	1349
HARLEY DAVIDSON INC		COM		412822108	1039	37030	SH		SOLE			34400	0	2630
HOME DEPOT INC			COM		437076102	1225	37859	SH		SOLE			34984	0	2875
INTEL CORP			COM		458140100	1320	59234	SH		SOLE			54724	0	4510
JP MORGAN CHASE & CO		COM		46625H100	1062	23735	SH		SOLE			21995	0	1740
LEGG MASON INC			COM		524901105	872	30420	SH		SOLE			28210	0	2210
LIBERTY MEDIA CORP NEW	INT 	COM SER A	53071M104	1165	76162	SH		SOLE			70718	0	5444
MARKEL CORP			COM		570535104	1423	3799	SH		SOLE			3536	0	263
MAXIM INTEGRATED PRODS INC	COM		57772K101	1129	58215	SH		SOLE			53995	0	4220
MEDTRONIC INC			COM		585055106	810	17980	SH		SOLE			16605	0	1375
MOTOROLA INC			COM		620076109	1034	147362	SH		SOLE			136882	0	10480
NESTLE S A			SPON ADR NEW	641069406	642	12510	SH		SOLE			11500	0	1010
NOVARTIS A G			SPON ADR NEW	66987V109	1119	20690	SH		SOLE			19165	0	1525
PFIZER INC			COM		717081103	1599	93253	SH		SOLE			86158	0	7095
PROGRESSIVE CORP OHIO		COM		743315103	1878	98370	SH		SOLE			91135	0	7235
SPRINT NEXTEL CORP		COM SER 1	852061100	798	209888	SH		SOLE			194788	0	15100
VULCAN MATLS CO			COM		929160109	1077	22795	SH		SOLE			21075	0	1720
WAL MART STORES INC		COM		931142103	945	16991	SH		SOLE			15756	0	1235
WALGREEN COMPANY		COM		931422109	1278	34445	SH		SOLE			31885	0	2560
WASHINGTON POST CO		CL B		939640108	1250	2815	SH		SOLE			2601	0	214
WASTE MGMT INC DEL		COM		94106L109	933	27097	SH		SOLE			25062	0	2035
WELLS FARGO & CO NEW		COM		949746101	1791	57545	SH		SOLE			53415	0	4130
WEYERHAEUSER CO			COM		962166104	1232	27205	SH		SOLE			25205	0	2000
COVIDIEN PLC			SHS		G2554F105	811	16138	SH		SOLE			14938	0	1200
TYCO INTERNATIONAL LTD		SHS		H89128104	651	17009	SH		SOLE			15729	0	1280
TYCO ELECTRONICS LTD		SHS		H8912P106	465	16925	SH		SOLE			15645	0	1280
